                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


             Report for the Calendar Year or Quarter Ended: 03/31/08


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York         May 1, 2008
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]


      -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   133368
                                          (thousands)

List of Other Included Managers:          None

                                                                                                                       VOTING
                                                                                                                       AUTHORITY:
                                                                         SHRS.                                         SOLE/
                                   TITLE OF                  VALUE       OR PRN.      SH/    PUT/   INV.     OTHER     SHARED/
NAME OF ISSUER                     CLASS       CUSIP         (X$1000)    AMT.         PRN    CALL   DISCR.   MNGR.     NONE
-----------------------------------------------------------------------------------------------------------------------------------
AIG                                COM         026874107     2500        57800        SH            SOLE               SOLE
APPLIED MATERIALS                  COM         038222105     2655        136100       SH            SOLE               SOLE
AMAZON                             COM         023135106     371         5200         SH            SOLE               SOLE
ANADARKO PETROLEUM                 COM         032511107     340         5400         SH            SOLE               SOLE
AMERICAN EXPRESS                   COM         025816109     1010        23100        SH            SOLE               SOLE
BOEING                             COM         097023105     283         3800         SH            SOLE               SOLE
BANK OF AMERICA                    COM         060505104     3401        90100        SH            SOLE               SOLE
BANK OF NY MELLON                  COM         089302103     7178        172000       SH            SOLE               SOLE
BURLINGTN SANTE FE                 COM         12189T104     6879        74600        SH            SOLE               SOLE
CAPITAL ONE FINANCIAL              COM         14040H105     1998        40600        SH            SOLE               SOLE
FANNIE MAE                         COM         313586109     11481       437200       SH            SOLE               SOLE
FREDDIE MAC                        COM         313400301     11252       444400       SH            SOLE               SOLE
GENERAL ELECTRIC                   COM         369604103     17564       474700       SH            SOLE               SOLE
GILEAD SCIENCES                    COM         375558103     278         5400         SH            SOLE               SOLE
GENERAL MOTORS                     COM         370442105     728         38200        SH            SOLE               SOLE
GOOGLE                             COM         38259P508     749         1700         SH            SOLE               SOLE
GARMIN                             COM         G37260109     2473        45800        SH            SOLE               SOLE
GOLDMAN SACHS                      COM         38141G104     6070        36700        SH            SOLE               SOLE
HUMANA                             COM         444859102     233         5200         SH            SOLE               SOLE
INTL BUSINESS MACH                 COM         459200101     1382        12000        SH            SOLE               SOLE
INTUITIVE SURGICAL                 COM         46120E602     2335        7200         SH            SOLE               SOLE
JP MORGAN CHASE                    COM         46625H100     1060        24800        SH            SOLE               SOLE
LEHMAN BROS                        COM         524908100     10050       267000       SH            SOLE               SOLE
MERRILL LYNCH                      COM         590188108     5899        144800       SH            SOLE               SOLE
MORGAN STANLEY                     COM         617446448     6174        135100       SH            SOLE               SOLE
MICROSOFT                          COM         594918104     794         28000        SH            SOLE               SOLE
NUCOR                              COM         670346105     366         5400         SH            SOLE               SOLE
PFIZER                             COM         717081103     391         18700        SH            SOLE               SOLE
PRUDENTIAL                         COM         744320102     798         10200        SH            SOLE               SOLE
STATE STREET                       COM         857477103     1114        14100        SH            SOLE               SOLE
TARGET                             COM         87612E106     1216        24000        SH            SOLE               SOLE
UNION PACIFIC                      COM         907818108     5855        46700        SH            SOLE               SOLE
US BANCORP                         COM         902973304     294         9100         SH            SOLE               SOLE
WACHOVIA                           COM         929903102     1280        47400        SH            SOLE               SOLE
WELLS FARGO                        COM         949746101     381         13100        SH            SOLE               SOLE
MEMC ELECTRONIC MTRL               COM         552715104     8912        125700       SH            SOLE               SOLE
WELLPOINT                          COM         94973V107     331         7500         SH            SOLE               SOLE
WAL MART                           COM         931142103     6315        119900       SH            SOLE               SOLE
XTO ENERGY                         COM         98385X106     977         15800        SH            SOLE               SOLE